TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 1,059	$ 1,027
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	27	47
Other receivables	122	114
Current tax receivable	33	37
Prepayments	92	76
Total trade and other receivables, current	1,300	1,264
Other non-current assets	18	12
Total trade and other receivables	1,318	1,276
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,104	1,076
Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (45)	$ (49)